Computation of Basic and Diluted Net Income Attribtable to Baidu, Inc. Per Share for Class A and Class B Ordinary Shares (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Class A Ordinary Shares USD ($)	Dec. 31, 2011 Class A Ordinary Shares CNY	Dec. 31, 2010 Class A Ordinary Shares CNY	Dec. 31, 2009 Class A Ordinary Shares CNY	Dec. 31, 2011 Class A Ordinary Shares American Depositary Shares USD ($)	Dec. 31, 2011 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2010 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2009 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares USD ($)	Dec. 31, 2011 Class B Ordinary Shares CNY	Dec. 31, 2010 Class B Ordinary Shares CNY	Dec. 31, 2009 Class B Ordinary Shares CNY
Earnings per ADS:
Denominator used for earnings per share - basic					27,086,098	27,086,098	26,566,454	25,773,592	270,860,980	270,860,980	265,664,540	257,735,920	7,803,952	7,803,952	8,238,907	8,797,198
Denominator used for earnings per share - diluted					34,962,831	34,962,831	34,917,835	34,776,366	349,628,310	349,628,310	349,178,350	347,763,660	7,803,952	7,803,952	8,239,257	8,852,408
Earnings per share - basic					$ 30.23	190.27	101.28	42.96	$ 3.02	19.03	10.13	4.30	$ 30.23	190.27	101.28	42.96
Earnings per share - diluted					$ 30.17	189.88	100.96	42.70	$ 3.02	18.99	10.10	4.27	$ 30.17	189.88	100.96	42.70
Numerator
Allocation of net income attributable to Baidu, Inc.	$ 1,054,773	6,638,637	3,525,168	1,485,104	$ 818,849	5,153,755	2,690,712	1,107,191					$ 235,924	1,484,882	834,456	377,913
Denominator
Weighted average ordinary shares outstanding					27,086,098	27,086,098	26,566,454	25,773,592					7,803,952	7,803,952	8,238,907	8,797,198
Denominator used for earnings per share - basic					27,086,098	27,086,098	26,566,454	25,773,592	270,860,980	270,860,980	265,664,540	257,735,920	7,803,952	7,803,952	8,238,907	8,797,198
Earnings per share - basic					$ 30.23	190.27	101.28	42.96	$ 3.02	19.03	10.13	4.30	$ 30.23	190.27	101.28	42.96
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation					819,340	5,156,846	2,693,365	1,107,067					235,433	1,481,791	831,803	378,037
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares					235,433	1,481,791	831,803	378,037
Allocation of net income attributable to Baidu, Inc.					$ 1,054,773	6,638,637	3,525,168	1,485,104					$ 235,433	1,481,791	831,803	378,037
Denominator
Denominator used for earnings per share - basic					27,086,098	27,086,098	26,566,454	25,773,592	270,860,980	270,860,980	265,664,540	257,735,920	7,803,952	7,803,952	8,238,907	8,797,198
Conversion of Class B to Class A ordinary shares					7,803,952	7,803,952	8,238,907	8,797,198
Share-based awards					72,781	72,781	112,474	205,576							350	55,210
Denominator used for earnings per share - diluted					34,962,831	34,962,831	34,917,835	34,776,366	349,628,310	349,628,310	349,178,350	347,763,660	7,803,952	7,803,952	8,239,257	8,852,408
Earnings per share - diluted					$ 30.17	189.88	100.96	42.70	$ 3.02	18.99	10.10	4.27	$ 30.17	189.88	100.96	42.70